Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2016
Registrant Name	FRANKLIN FEDERAL TAX FREE INCOME FUND
Central Index Key	0000357310
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Sep. 01, 2016
Franklin Federal Tax-Free Income Fund-09 | FRANKLIN FEDERAL TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FKTIX
Franklin Federal Tax-Free Income Fund-09 | FRANKLIN FEDERAL TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FRFTX
Franklin Federal Tax-Free Income Fund-09 | FRANKLIN FEDERAL TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FAFTX